UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing
Form. Please print or type.

1.	Name and address of issuer:

    	MORGAN STANLEY TECHNOLOGY FUND


2. The name of each series or class of securities
For which this Form is filed (if the Form is being
	filed for all series and classes of securities
	of the issuer, check the box but do not list
	series or classes):				X


3.  	Investment Company Act File Number:	811-9983

     	Securities Act File Number:		333-39494


4(a)	Last day of fiscal year for which this Form is
	filed:

     	AUGUST 31, 2001


4(b).	Check box if this Form is being filed late
	(i.e., more than 90 calendar days after the end of the issuer's fiscal year).
	(See Instruction A.2)


     	Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).	Check box if this is the last time the issuer
	will be filing this Form.


5. 	Calculation of registration fee:

(i) Aggregate sale price of securities sold
During the fiscal year pursuant to
section 24(f):    $1,797,446,468.41

(ii) Aggregate price of securities redeemed
Or repurchased during the fiscal year:
					$ 296,979,802.59

(iii) Aggregate price of securities redeemed
Or repurchased during any prior fiscal
year ending no earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to
the Commission:   	$

	(iv) 	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:
					$(296,979,802.59)

(iv) Net sales - if Item 5(i) is greater than
Item 5(iv)[subtract Item 5(iv) from Item
5(i)]:           	$1,500,466,665.82

(v) Redemption credits available for use in
	future -- if Item 5(i) is less than 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:
						0.00


(vi) Multiplier for determining registration
fee (See Instruction C.9):
				x  	0.00025


    	(viii)Registration fee due [multiply Item
		5(v) by Item 5(vii)] (enter "0" if no
		fee is due):	=    375,116.67

6.	Prepaid Shares:

 	If the response to item 5(i) was determined by Deducting an amount of securities that were Registered under the Securities Act of 1933
	Pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

7. Interest due - if this Form is being filed
 	more than 90 days after the end of the
	issuer's fiscal year (see Instruction D):
                             	+           0.00


8. Total of the amount of the registration fee
 	due plus any interest due [line 5(viii) plus
	line 7]:			=     375,116.67


9. Date the registration fee and any interest
 	Payment was sent to the Commission's lockbox depository:
					November 19, 2001

              Method of Delivery:

                              Wire Transfer	X

                              Mail or other means



SIGNATURES


   	This report has been signed below by the Following persons on behalf of the issuer and in the capacities and on the dates indicated.


    	By (Signature and Title)*

					/s/Barry Fink
					Barry Fink
					Vice president

    	Date				November 19, 2001



     	*Please print the name and title of the
	signing officer below the signature.



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